SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Summary Of Significant Accounting Policies Details Narrative
Revenues	$ 7,927
Cash	8,466	46,302	351,060	$ 845,083
Advertising expenses	$ 20,063	$ 33,796	$ 0